Change in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change In Working Capital [Abstract]
Inventories	R 1,384	R (9,027)	R (5,000)
Trade and other receivables	(510)	(2,167)	3,115
Trade and other payables	1,581	1,759	1,259
Total change in working capital	R 2,455	R (9,435)	R (626)